DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Details) $ in Thousands		6 Months Ended
	Apr. 16, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 shares
Limited Partners' Capital Account [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 46,467
PBF Energy [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Percentage of total economic interest			99.00%
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage			43.90%
Limited Partner, Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner interest percentage			56.10%
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Limited Partners' Capital Account [Line Items]
Units owned | shares			18,459,497
Knoxville Terminals Purchase [Member]
Limited Partners' Capital Account [Line Items]
Number Of Refined Product Terminals Acquired	2
Payments to Acquire Property, Plant, and Equipment	$ 58,000